Share-based payments - Restricted Stock Units (Details) - shares						12 Months Ended
	Mar. 31, 2023	Jun. 22, 2022	Mar. 01, 2022	Jul. 01, 2021	Jun. 24, 2021	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Vesting percentage			25.00%
LTIP Stock Options | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded		225,888
Restricted Stock Units
Share-based payments
Vesting percentage						0.33%
Restricted Stock Units | LTIP Stock Options
Share-based payments
Number of RSU's awarded				4,691
Vesting period							3 years
Vesting percentage						0.33%
Restricted Stock Units | LTIP Stock Options | Members of executive board and various key employees
Share-based payments
Number of RSU's awarded	646,914				63,095
Restricted Stock Units | LTIP Stock Options | Members of supervisory board
Share-based payments
Number of share options granted	92,701
Number of RSU's awarded					10,956